Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of September, 30
	2019	2018
Unvested restricted incentive shares	412,797	815,632
Share options	4,231,099	2,065,481
Total	4,643,896	2,881,113